Assets Held for Sale - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Assets Held for Sale [Line Items]
Assets held for sale	$ 0		$ 0
Write down of assets held for sale		$ 458,600,000
Loss / write-down on assets held for sale	$ 22,732,000	(495,413,000)
Related party, asset write down
Assets Held for Sale [Line Items]
Write down of assets held for sale		$ 36,800,000